Significant Accounting Policies - Additional Information (Details)		12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) Segment $ / T	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Mar. 31, 2017 USD ($)
Significant Accounting Policies [Line Items]
Allowance for doubtful accounts	$ 0	$ 100,000	$ 0		$ 150,000
Residual value per lightweight ton | $ / T		0.300
Estimated useful life of the vessel		25 years
Annual inflation rate		2.00%
Fleet utilization rate		98.60%
Impairment loss charged against vessels, net		$ 3,392,000
Impairment loss		3,998,000		$ 16,930,000
Impairment loss charged against deferred charges, net		$ 606,000		$ 400,000
Number of reportable segment | Segment		1
Northsea Alpha Vessel
Significant Accounting Policies [Line Items]
Difference between market value and carrying value of vessel		$ 1,769,000	330,000
Impairment loss charged against vessels, net		1,769,000
Impairment loss		2,061,000
Impairment loss charged against deferred charges, net		292,000
Northsea Beta Vessel
Significant Accounting Policies [Line Items]
Difference between market value and carrying value of vessel		1,623,000	$ 201,000
Impairment loss charged against vessels, net		1,623,000
Impairment loss		1,937,000
Impairment loss charged against deferred charges, net		314,000
Pyxis Malou Vessel
Significant Accounting Policies [Line Items]
Difference between market value and carrying value of vessel		2,694,000
Pyxis Delta Vessel
Significant Accounting Policies [Line Items]
Difference between market value and carrying value of vessel		2,524,000
Pyxis Theta Vessel
Significant Accounting Policies [Line Items]
Difference between market value and carrying value of vessel		6,176,000
Vessels
Significant Accounting Policies [Line Items]
Impairment loss charged against vessels, net		$ 3,392,000
Restatement Adjustment | ASU 2016-18
Significant Accounting Policies [Line Items]
Increase in cash and cash equivalents	143,000
Decrease in restricted cash, net of current portion	$ 143,000